Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Trade receivables

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Receivables from collaboration agreements	1,111	682

Total	1,111	682